Business Combination (Details Textual) £ in Thousands, € in Millions, ₨ in Millions, $ in Millions			12 Months Ended
	Aug. 01, 2024 INR (₨)	Jun. 26, 2024 INR (₨)	Mar. 31, 2025 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)		Mar. 31, 2023 INR (₨)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 GBP (£)	Jun. 26, 2024 GBP (£)
Disclosure of detailed information about business combination [line items]
Payment to acquire license	₨ 2,231
Percentage of royalty payables	4.50%
Supplements portfolio transferred for cash consideration	₨ 8,217
Revenues			₨ 325,535	[1]	$ 3,811	₨ 279,164	[1]	₨ 245,879	[1]
Profit (loss), attributable to non-controlling interests			701		8	0		0
Consideration transferred, acquisition-date fair value			2,916			187
Profit before tax			76,784		$ 900	71,870		₨ 60,367
Goodwill			11,810			4,253				$ 138
Estimated Contribution To Revenue			24,480
Estimated Contribution To Profit Before Tax						4,800
Nestle India [Member]
Disclosure of detailed information about business combination [line items]
Subscription contributed	₨ 7,056
Revenues			503
Profit (loss), attributable to non-controlling interests			701
Consideration transferred, acquisition-date fair value			2,231
Goodwill recognised as of acquisition date			207
Nestle India [Member] | Nutraceuticals Subsidiary [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	49.00%
Non-controlling interest in acquiree recognised at acquisition date			3,778
Dr. Reddys Laboratories [Member]
Disclosure of detailed information about business combination [line items]
Subscription contributed	₨ 7,344
Dr. Reddys Laboratories [Member] | Nutraceuticals Subsidiary [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	51.00%
Haleon [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value		₨ 56,121	53,660										£ 500,000
Cash transferred		51,407	51,407										458,000
Consideration payable		₨ 4,714											42,000
Reserve of cash flow hedges			2,197									£ 19,570
Contingent consideration recognised as of acquisition date			4,450
Goodwill			7,170									63,880
Haleon [Member] | Transitional Distribution Services Agreement [Member]
Disclosure of detailed information about business combination [line items]
Revenues			12,020
Profit before tax						2,375
Haleon [Member] | Transitional Distribution Services Agreement [Member] | Selling, general and administrative expense [member]
Disclosure of detailed information about business combination [line items]
Acquisition-related costs recognised as expense for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination			1,017			₨ 280
Haleon [Member] | Northstar Switzerland Sarl [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		100.00%
Cash transferred		₨ 51,407											£ 458,000
Haleon [Member] | Northstar Switzerland Sarl [Member] | NRT [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable			1,655								€ 15
Haleon [Member] | Northstar Switzerland Sarl [Member] | Sales Target 2024 [Member]
Disclosure of detailed information about business combination [line items]
Consideration payable			₨ 2,951									£ 27,000

[1]	Revenues for the year ended March 31, 2025 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.9,389 (as compared to Rs.10,707 and Rs.7,321 for the years ended March 31, 2024 and 2023, respectively) and from the PSAI segment to the Others segment which amount to Rs.0 (as compared to Rs.72 and Rs.128 for the years ended March 31, 2024 and 2023, respectively)